DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        BioSante Pharmaceuticals, Inc. (the Company) is a specialty pharmaceutical company focused on developing products for female sexual health, menopause, contraception and male hypogonadism. The Company's products, either approved or in human clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (4) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Meda, the Company's licensee.

        The Company's lead product in development is LibiGel for the treatment of FSD, specifically HSDD, in postmenopausal women, for which there is no FDA-approved pharmaceutical product. For the past several years, the Company focused its efforts on two Phase III LibiGel efficacy trials and a LibiGel Phase III cardiovascular and breast cancer safety study. In December 2011, the Company announced results from its two Phase III LibiGel efficacy trials, which showed that the trials did not meet the co-primary or secondary endpoints. Although LibiGel performed as predicted, increasing satisfying sexual events and sexual desire and decreasing distress associated with low desire, the placebo response in the two efficacy trials was greater than expected, and LibiGel's results were not shown to be statistically different from the placebo.

        Beginning in December 2011, the Company analyzed the data from its Phase III LibiGel efficacy trials, consulted with key opinion leaders in female sexual dysfunction, testosterone therapy and placebo effects, and met with representatives of the FDA. As a result of this process, in June 2012 the Company announced a plan to initiate two new LibiGel Phase III efficacy trials. The Company subsequently began the process of developing a protocol for the two new efficacy trials and applying for an FDA Special Protocol Assessment (SPA) agreement covering aspects of the two new efficacy trials.

        In September 2012, the Company announced that the independent Data Monitoring Committee (DMC) completed its ninth unblinded review of the LibiGel Phase III cardiovascular events and breast cancer safety study and recommended that the LibiGel safety study should continue as per the FDA-agreed protocol, without modifications. At the time of the DMC review, there were 53 adjudicated cardiovascular events, with a lower than anticipated event rate of approximately 0.72 percent. In the same population of subjects, there were 27 breast cancers reported, a rate of approximately 0.37 percent, which is in line with the expected rate based on the ages of the subjects enrolled in the study. Given this latest review during which no specific or general safety issues were raised, and after extensive consideration, the Company also announced in September 2012 the conclusion of the LibiGel Phase III safety study effective immediately. Prior to the initiation of the LibiGel safety study in 2008, the FDA advised the Company that subjects in the cardiovascular event and breast cancer safety study were required to have a minimum average exposure in the safety study of 12 months prior to submitting a LibiGel new drug application (NDA), and prior to a potential FDA approval of LibiGel. As of the date of the conclusion of the safety study, subjects had been in the study for an average time of 24.5 months; more than 3,200 subjects had been in the study for more than one year and over 1,700 subjects had been enrolled for more than two years. With this ninth positive unblinded review of the study by the DMC, and over 7,400 women-years of exposure, the Company believes that adequate safety data of LibiGel use in menopausal women has been obtained.

        The Company is continuing to develop a protocol for the two new LibiGel efficacy trials and intends to seek an FDA SPA agreement covering aspects of the two new efficacy trials.

        On October 3, 2012, the Company entered into an agreement and plan of merger (the Merger Agreement) with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. (ANI). The Merger Agreement provides that, subject to the terms and conditions set forth in the Merger Agreement, ANI will merge with and into the Company, with the Company continuing as the surviving company (the Merger). Following completion of the Merger, the current stockholders of ANI are expected to own approximately 53 percent of the outstanding shares of common stock of the combined company, and current stockholders of the Company are expected to own approximately 47 percent of the outstanding shares of common stock of the combined company, assuming the Company's "net cash" as defined in the Merger Agreement and generally consisting of the Company's cash and cash equivalents less certain expenses and liabilities, as of a determination date prior to the closing date of the Merger, is $18.0 million. The exchange ratios in the Merger are subject to potential adjustment as described in the Merger Agreement depending upon the amount of the Company's net cash as of a determination date prior to the closing date of the Merger, but in no event will the current ANI stockholders own less than 50.1 percent (or the current Company stockholders own more than 49.9 percent) of the outstanding shares of common stock of the combined company. The pending Merger with ANI is more fully described in Note 3, "Pending Merger with ANI."

        On April 12, 2013, the Company, ANI Merger Sub, Inc., a newly formed wholly owned subsidiary of the Company (Merger Sub) and ANI entered into an amended and restated agreement and plan of merger (the New Merger Agreement), pursuant to which, subject to the terms and conditions set forth in the New Merger Agreement, Merger Sub will merge with and into ANI, and after which ANI will be a wholly owned subsidiary of the Company. The merger agreement amends and restates in its entirety the Prior Merger Agreement. Pursuant to the terms of the New Merger Agreement, at the effective time of the New Merger, each outstanding share of capital stock of ANI will be converted into the right to receive a number of shares of common stock of the Company, if any, as determined pursuant to the exchange ratio described in the New Merger Agreement and the provisions of ANI's certificate of incorporation, and all options, warrants or other rights to purchase shares of capital stock of ANI, will be canceled without consideration therefor, except for certain warrants which although not cancelled will not represent the right to acquire any equity or other interest in the Company or ANI after the New Merger. No fractional shares of common stock of the Company will be issued in connection with the New Merger, and holders of ANI capital stock will be entitled to receive cash in lieu thereof. Following the consummation of the transactions contemplated by the New Merger Agreement, the stockholders of ANI immediately prior to the effective time of the New Merger will own 57% of the outstanding shares of the Company's common stock and the stockholders of the Company immediately prior to the effective time of the New Merger will own 43% of the outstanding shares of common stock of the Company. Unlike the exchange ratio provision in the Prior Merger Agreement, the respective percentage ownerships of the stockholders of ANI and the Company after the New Merger are fixed at 57% and 43%, respectively, and are not subject to adjustment based on the Company's net cash. The New Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. The New Merger with ANI is more fully described in Note 15, "Subsequent Events."